Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	€ (938)	€ (12,717)	€ (7,766)
Other comprehensive loss:
Foreign currency translation adjustments	(274)	(93)	123
Provision for retirement indemnities	70	(162)	32
Comprehensive income (loss), net of tax	€ (1,143)	€ (12,972)	€ (7,611)